As filed with the Securities and Exchange Commission on September 3, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – June 30, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS INTERNATIONAL SMALL CAP FUND

ACUITAS US MICROCAP FUND

ANNUAL REPORT

June 30, 2019

Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (844) 805-5628, acuitas.ta@apexfs.com, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (844) 805-5628, acuitas.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all of the Acuitas Funds.

TABLE OF CONTENTS

Acuitas International Small Cap Fund
A Message to Our Shareholders (Unaudited)	2
Performance Chart and Analysis (Unaudited)	5
Schedule of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Acuitas US Microcap Fund
A Message to Our Shareholders (Unaudited)	12
Performance Chart and Analysis (Unaudited)	14
Schedule of Investments	15
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	27
Additional Information (Unaudited)	28

ACUITAS INTERNATIONAL SMALL CAP FUND

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JUNE 30, 2019

Dear Shareholders:

As of June 30, 2019, the Acuitas International Small Cap Fund’s (the “Fund”) net asset value was $8.74 per share. Year-to-date, the Fund has returned 11.05% net of all fees, compared to 12.31% for the FTSE Global Small Cap ex. U.S. Index (the “Index”). This represents 126 basis points of underperformance vs. the Index so far in 2019. Since the July 18, 2014 inception, the Fund has returned -0.30% net of all fees and expenses, underperforming the Index’s 2.13% return by -243 basis points over the same time period. The Fund’s gross expense ratio, gross of any fee or expense waivers, is 1.99% and 2.24% for Institutional and Investor Shares, respectively. For the most recent month-end performance, please call (844) 805-5628.

Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted.

The Acuitas International Small Cap Fund uses a multi-manager structure to invest in publicly traded international small cap companies. We tend to think of small caps as stocks with market caps of $4 billion or less. The Fund invests in equity securities and does not use derivative instruments.

Over the last year we have witnessed a multitude of impactful events affecting non-U.S. markets. We have seen both threats and early actions toward a trade war, oil prices that have risen dramatically and the impact of the Federal Reserve’s increasingly accommodative policy in the U.S. The UK continues toward Brexit with pressure mounting. Many market participants believe that the newly elected Boris Johnson increases the risk of a hard Brexit. Meanwhile the ECB continues to leave rates unchanged amidst forecasts of slower global growth.

From a sector standpoint, the biggest contributors to the Fund were health care and consumer discretionary. Stock selection was the main driver of returns for both sectors.

The greatest detractors from a sector standpoint were producer durables, financial services, and materials and processing. Again, it was stock selection that was most impactful, particularly in materials and processing. Producer durables was the largest weight in the Index and impacted the Fund by approximately -146 basis points of underperformance for the year.

From a country perspective, countries that negatively impacted performance the most were Japan, Canada, and Sweden. A nearly 10% overweight to Canada, and poor stock selection within the country led to a 134 basis point detraction. Similarly, a nearly 12% overweight to Japan dragged on returns. The country with the most positive impact on the Fund was the United Kingdom. Even though our slight overweight was a drag, superior stock selection resulted in an overall contribution of 165 bps.

As of June 30, 2019, the Fund’s sector allocation, as a percentage of equity, was:

	Acuitas International Small Cap Fund	FTSE Global Small Cap ex. U.S. Index
Producer Durables	23.3%	19.1%
Financial Services	23.0%	22.7%
Technology	17.1%	12.4%
Consumer Discretionary	16.8%	13.2%
Health Care	6.3%	6.6%
Consumer Staples	5.5%	5.7%
Materials & Processing	4.9%	12.2%
Energy	1.7%	3.9%
Utilities	1.4%	4.2%

ACUITAS INTERNATIONAL SMALL CAP FUND

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JUNE 30, 2019

As of June 30, 2019, the Fund’s top ten countries, as a percentage of equity, were:

	Acuitas International Small Cap Fund	FTSE Global Small Cap ex. U.S. Index
Japan	30.0%	14.7%
United Kingdom	15.4%	10.4%
United States	7.8%	0.1%
Australia	7.7%	4.9%
Canada	5.4%	14.9%
Austria	5.1%	1.1%
Sweden	5.0%	3.7%
France	4.9%	2.1%
New Zealand	3.0%	0.8%
Germany	2.8%	3.5%

As of June 30, 2019, the 10 largest positions in the Fund, as a percentage of investments, were:

Name	Weight
iShares MSCI Emerging Markets Small-Cap ETF	3.6%
SPDR S&P Emerging Markets SmallCap ETF	3.6%
Internet Initiative Japan, Inc.	2.8%
Nihon Chouzai Co., Ltd.	2.8%
Clipper Logistics PLC	2.7%
Vista Group International, Ltd.	2.7%
FinTech Group AG	2.5%
Yumeshin Holdings Co., Ltd.	2.5%
Palfinger AG	2.3%
Norway Royal Salmon ASA	2.3%

Uncertainty remains in international markets as the implementation and effects of tariffs and an escalating trade war between the U.S. and multiple countries continues to progress. While U.S. markets have continued to climb higher, international markets have not fared as well. Signs of further cooling of business activity in China underscore greater worries that investors have about the effects of a continued trade war, and global growth revisions have helped to mute international returns. On the flip side, U.S. valuations are looking less attractive, and we believe there is more opportunity for growth within international equities. Overall, we continue to believe that there are pockets of opportunity within the international landscape with encouraging prospects and we continue to believe that our managers will capitalize on these opportunities through high-quality stock selection.

We thank you for your continued support.

Best Regards,

Christopher Tessin

ACUITAS INTERNATIONAL SMALL CAP FUND

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JUNE 30, 2019

IMPORTANT RISKS AND DISCLOSURE:

Equity stocks of small-cap companies carry greater risk, and more volatility than equity stocks of larger, more established companies. Foreign securities are more volatile, harder to price and less liquid than U.S. securities; and are subject to different accounting and regulatory standards, and political and economic risks. These risks are enhanced in emerging markets countries. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.

The views in this report were those of the Fund managers as of June 30, 2019 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the International Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.

ACUITAS INTERNATIONAL SMALL CAP FUND

PERFORMANCE CHART AND ANALYSIS (Unaudited)

JUNE 30, 2019

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas International Small Cap Fund (the “Fund”) compared with the performance of the benchmark, FTSE Global Small Cap ex. U.S. Index (“FTSE Global Ex-US”), since inception. The FTSE Global Ex-US is a market-capitalization weighted index representing the performance of small cap stocks in developed and emerging markets excluding the U.S. The total return of the FTSE Global Ex-US includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the FTSE Global Ex-US does not include expenses. The Fund is professionally managed, while the FTSE Global Ex-US is unmanaged and is not available for investment.

Comparison of Change in Value of a $100,000 Investment

Acuitas International Small Cap Fund vs. FTSE Global Small Cap ex. U.S. Index

Average Annual Total Returns Periods Ended June 30, 2019	One Year	Three Year	Since Inception 07/18/14
Acuitas International Small Cap Fund	-12.76%	2.81%	-0.30%
FTSE Global Small Cap ex. U.S. Index	-6.33%	7.40%	2.13%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 1.99% and 2.24%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% and 1.75% for Institutional and Investor Shares, respectively, through November 1, 2019 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (844) 805-5628.

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 80.9%
Australia - 6.8%
1,381	ARB Corp., Ltd.	$17,646
13,174	Duxton Water, Ltd.	12,393
5,250	MNF Group, Ltd.	14,190
3,685	SmartGroup Corp., Ltd.	21,576
8,243	Western Areas, Ltd.	11,372
		77,177
Austria - 4.5%
906	FACC AG	12,713
828	Palfinger AG	25,421
152	Schoeller-Bleckmann Oilfield Equipment AG	12,894
		51,028
Belgium - 1.9%
307	Akka Technologies	22,097

Canada - 4.7%
3,900	Alithya Group, Inc., Class A (a)	10,572
5,352	EXFO, Inc. (a)	20,557
1,593	Extendicare, Inc.	10,206
8,783	Horizon North Logistics, Inc.	12,475
		53,810
China - 1.4%
73,228	Goodbaby International Holdings, Ltd. (a)	16,592

Cyprus - 1.3%
5,714	Atalaya Mining PLC (a)	14,840

Finland - 0.7%
690	Ferratum OYJ	8,081

France - 4.3%
168	Albioma SA	4,451
90	Devoteam SA	10,766
1,048	FIGEAC-AERO (a)	13,705
835	Maisons du Monde SA (b)	19,901
		48,823
Germany - 2.4%
1,261	FinTech Group AG (a)	27,932

Ireland - 1.4%
9,721	Hibernia REIT PLC	16,028

Italy - 1.1%
949	doValue SpA (b)	12,604

Japan - 26.4%
107	Digital Arts, Inc.	9,428
321	Hirata Corp.	18,608
1,627	Internet Initiative Japan, Inc.	30,483
300	Katitas Co., Ltd.	11,144
495	Makino Milling Machine Co., Ltd.	19,949
700	Metaps, Inc. (a)	7,960
518	Milbon Co., Ltd.	25,080
972	Nihon Chouzai Co., Ltd.	30,067
752	Nippon Ceramic Co., Ltd.	20,144
1,031	Optex Group Co., Ltd.	12,948
1,939	Poletowin Pitcrew Holdings, Inc.	20,412
271	Rakus Co., Ltd.	6,555
765	Taiyo Holdings Co., Ltd.	23,060
192	V Technology Co., Ltd.	8,762
3,101	Yonex Co., Ltd.	17,804
3,877	Yumeshin Holdings Co., Ltd.	27,653
1,055	Zojirushi Corp.	11,243
		301,300

Shares	Security Description	Value
Luxembourg - 1.3%
1,500	Solutions 30 SE (a)	$15,010

New Zealand - 2.6%
7,288	Vista Group International, Ltd.	29,621

Norway - 2.2%
1,190	Norway Royal Salmon ASA	25,263

Sweden - 4.4%
516	BioGaia AB	23,866
2,758	Humana AB	16,662
915	Troax Group AB	9,360
		49,888
United Kingdom - 13.5%
1,857	accesso Technology Group PLC (a)	16,272
5,918	Biffa PLC (b)	15,482
8,380	Clipper Logistics PLC	30,064
2,435	CVS Group PLC	22,373
1,350	OneSavings Bank PLC	6,217
2,292	Safestore Holdings PLC REIT	17,857
937	Savills PLC	10,674
6,560	The Gym Group PLC (b)	20,411
3,543	Urban & Civic PLC	14,893
		154,243
Total Common Stock (Cost $924,584)		924,337
Exchange Traded Funds - 6.9%
893	iShares MSCI Emerging Markets Small-Cap ETF	39,622
874	SPDR S&P Emerging Markets SmallCap ETF	39,068
Total Exchange Traded Funds (Cost $78,490)		78,690
Money Market Fund - 8.1%
93,196	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 2.26% (c)
	(Cost $93,196)	93,196

Investments, at value - 95.9% (Cost $1,096,270)		$1,096,223
Other Assets & Liabilities, Net - 4.1%		46,284
Net Assets - 100.0%		$1,142,507

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $68,398 or 6.0% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$77,177	$–	$–	$77,177
Austria	51,028	–	–	51,028
Belgium	22,097	–	–	22,097
Canada	53,810	–	–	53,810
China	16,592	–	–	16,592
Cyprus	14,840	–	–	14,840
Finland	8,081	–	–	8,081
France	48,823	–	–	48,823
Germany	27,932	–	–	27,932
Ireland	16,028	–	–	16,028
Italy	12,604	–	–	12,604
Japan	301,300	–	–	301,300
Luxembourg	15,010	–	–	15,010
New Zealand	29,621	–	–	29,621
Norway	25,263	–	–	25,263
Sweden	49,888	–	–	49,888
United Kingdom	154,243	–	–	154,243
Exchange Traded Funds	78,690	–	–	78,690
Money Market Fund	–	93,196	–	93,196
Investments at Value	$1,003,027	$93,196	$–	$1,096,223

PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Australia	7.0%
Austria	4.7%
Belgium	2.0%
Canada	4.9%
China	1.5%
Cyprus	1.4%
Finland	0.7%
France	4.5%
Germany	2.5%
Ireland	1.5%
Italy	1.1%
Japan	27.5%
Luxembourg	1.4%
New Zealand	2.7%
Norway	2.3%
Sweden	4.5%
United Kingdom	14.1%
Exchange Traded Funds	7.2%
Money Market Fund	8.5%
100.0%

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2019

ASSETS
Investments, at value (Cost $1,096,270)	$1,096,223
Foreign currency (Cost $1,520)	1,525
Receivables:
Dividends	39,349
From investment adviser	39,197
Prepaid expenses	18,087
Total Assets	1,194,381

LIABILITIES
Payables:
Fund shares redeemed	10,225
Accrued Liabilities:
Trustees’ fees and expenses	23
Fund services fees	4,167
Other expenses	37,459
Total Liabilities	51,874

NET ASSETS	$1,142,507

COMPONENTS OF NET ASSETS
Paid-in capital	$5,891,525
Distributable earnings	(4,749,018)
NET ASSETS	$1,142,507

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	130,775

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $1,142,507)	$8.74

*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

STATEMENT OF OPERATIONS

YEAR ENDED JUNE 30, 2019

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $54,225)	$362,376
Total Investment Income	362,376

EXPENSES
Investment adviser fees	343,449
Fund services fees	132,193
Shareholder service fees	27,982
Custodian fees	58,419
Registration fees	19,720
Professional fees	55,317
Trustees' fees and expenses	3,729
Other expenses	54,025
Total Expenses	694,834
Fees waived	(265,598)
Net Expenses	429,236

NET INVESTMENT LOSS	(66,860)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments (Net of foreign withholding taxes of $795)	(3,875,978)
Foreign currency transactions	(16,531)
Net realized loss	(3,892,509)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,068,939)
Foreign currency translations	15,459
Net change in unrealized appreciation (depreciation)	(2,053,480)
NET REALIZED AND UNREALIZED LOSS	(5,945,989)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,012,849)

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended June 30,
	2019	2018
OPERATIONS
Net investment income (loss)	$(66,860)	$380,066
Net realized gain (loss)	(3,892,509)	4,676,716
Net change in unrealized appreciation (depreciation)	(2,053,480)	(2,320,959)
Increase (Decrease) in Net Assets Resulting from Operations	(6,012,849)	2,735,823

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(532,942)	(2,541,258)*
Total Distributions Paid	(532,942)	(2,541,258)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,914,159	4,867,589
Reinvestment of distributions:
Institutional Shares	532,942	2,541,258
Redemption of shares:
Institutional Shares	(43,757,828)	(5,944,619)
Redemption fees:
Institutional Shares	11	43
Increase (Decrease) in Net Assets from Capital Share Transactions	(40,310,716)	1,464,271
Increase (Decrease) in Net Assets	(46,856,507)	1,658,836

NET ASSETS
Beginning of Year	47,999,014	46,340,178
End of Year	$1,142,507	$47,999,014 **
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	316,012	459,848
Reinvestment of distributions:
Institutional Shares	68,151	242,950
Redemption of shares:
Institutional Shares	(4,974,594)	(566,179)
Increase (Decrease) in Shares	(4,590,431)	136,619

*	Distribution was the result of net investment income as of June 30, 2018.
**	Includes distributions in excess of net investment income of $(15,461) at June 30, 2018. The requirement to disclose the corresponding amount as of June 30, 2019 was eliminated.

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

					July 18, 2014 (a)
	For the Years Ended June 30,				Through
	2019	2018	2017	2016	June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.17	$10.11	$8.78	$9.79	$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.02)	0.08	0.09	0.12	0.08
Net realized and unrealized gain (loss)	(1.29)	0.54	1.43	(0.85)	(0.27)
Total from Investment Operations	(1.31)	0.62	1.52	(0.73)	(0.19)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.12)	(0.56)	(0.19)	(0.28)	(0.02)
Total Distributions to Shareholders	(0.12)	(0.56)	(0.19)	(0.28)	(0.02)

REDEMPTION FEES(b)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
NET ASSET VALUE, End of Period	$8.74	$10.17	$10.11	$8.78	$9.79
TOTAL RETURN	(12.76)%	5.94%	17.57%	(7.57)%	(1.91	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$1,143	$47,999	$46,340	$42,674	$46,653
Ratios to Average Net Assets:
Net investment income (loss)	(0.23)%	0.77%	0.91%	1.35%	0.91	%(e)
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50	%(e)
Gross expenses (f)	2.43%	1.99%	2.04%	2.15%	2.40	%(e)
PORTFOLIO TURNOVER RATE	105%	144%	105%	104%	112	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JUNE 30, 2019

Dear Shareholders:

As of June 30, 2019, the Acuitas US Microcap Fund’s (the “Fund”) net asset value was $10.05 per share. Calendar year-to-date, the Fund returned 11.05%, compared to 14.15% for the Russell Microcap Index (the “Index”). This represents 310 basis points of underperformance vs. the Index so far in 2019. Since the July 18, 2014 inception, the Fund has returned an annualized 6.89%, outperforming the Index return of 6.49% by 40 basis points over the same time period. The Fund’s gross expense ratio, gross of any fee or expense waivers, is 1.80% and 2.05% for Institutional and Investor Shares, respectively. For the most recent month-end performance, please call (844) 805-5628.

Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted.

The Acuitas U.S. Microcap Fund uses a multi-manager structure to invest in publicly traded domestic microcap companies. We tend to think of microcaps as stocks with market caps of $1 billion or less. The Fund invests in equity securities and does not use derivative instruments.

With the recent rally of U.S. equities, especially compared to that of their international counterparts, valuations are looking less attractive, especially for large stocks. In spite of strong gains throughout 2019 so far, steady growth will likely continue, and economic data remains mixed. As businesses postpone investments due to trade uncertainty, manufacturing growth has continued to stall, growing at a slower pace for the third month in a row. Companies also continue to slash second quarter earnings, and the speed of recent downgrades has been notable, with analysts cutting forecasts at the fastest pace in nearly three years. On top of this, after two consecutive months of improvement, consumer confidence declined in June although levels still remain at historical highs. In contrast to these signs of weakness, payroll growth rebounded sharply, with the U.S. economy adding 224,000 jobs in June, the best gain since January which helps assuage worries that both the employment picture and overall growth are beginning to weaken. Despite low unemployment levels, rising wages, and low inflation, investors worry about the sustainability of growth and gains in the market.

From a sector standpoint, the biggest contributors to the Fund over the last 12 months were technology, producer durables and consumer discretionary. Stock selection within technology had the most notable positive impact with the overweight positively contributing as well. Stock selection within financials was a drag on performance and detracted from the Fund’s relative performance versus the Index. The Fund’s significant underweight to financial services also detracted from performance over the last 12 months.

As of June 30, 2019, the Fund’s sector allocation, as a percentage of common stock, were:

	Acuitas US Microcap Fund	Russell Microcap® Index
Producer Durables	23.0%	11.1%
Health Care	20.7%	25.7%
Financial Services	18.9%	29.6%
Technology	14.0%	10.0%
Materials & Processing	8.0%	4.5%
Energy	7.2%	3.5%
Consumer Discretionary	6.9%	11.6%
Utilities	1.1%	1.9%
Consumer Staples	0.2%	2.1%

ACUITAS US MICROCAP FUND

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JUNE 30, 2019

As of June 30, 2019, the 10 largest positions in the Fund, as a percentage of common stock, were:

Name	Weight
UFP Technologies, Inc.	2.2%
Great Lakes Dredge & Dock Corp.	1.8%
Winmark Corp.	1.8%
Par Pacific Holdings, Inc.	1.7%
IES Holdings, Inc.	1.6%
SIGA Technologies, Inc.	1.5%
Northrim BanCorp, Inc.	1.4%
Argan, Inc.	1.3%
STAAR Surgical Co.	1.2%
Bryn Mawr Bank Corp.	1.2%

Despite market concerns about tariffs and trade, stocks have continued to rise dramatically despite a brief but dramatic dip during the fourth quarter of 2018. Unfortunately, microcap has lagged the pack in this respect, and we believe a reversal in the future is possible. As we look into earnings season early signs indicate that we are seeing companies reign in expectations and post more sobering results. Looking at valuations relative to historical levels, microcap appears inexpensive. This isn’t just on a forecasted basis but based on last twelve months (“LTM”) earnings as well which is new and indicates that the market isn’t just less expensive because people are getting bullish and raising forward earnings expectations. That said, the indications from the Fed continue to fuel markets forward, especially the more expensive large cap stocks and it isn’t clear when the fuel will run out. While we welcome rising markets, the length of the recovery makes us nervous and we look forward to smaller stocks leading the market and the market aligning more with our strengths. An optimal environment for Acuitas on a relative basis would include a market that rewards quality, shows some volatility and generates flat to down returns. In our view there is higher probability that we will see this within the next few quarters. Regardless of the environment, we look forward to a longer period of time where fundamentals are rewarded and there is greater differentiation between active investment managers as we think this will help drive the relative returns of our Fund.

We thank you for your continued support.

Best Regards,

Christopher Tessin

IMPORTANT RISKS AND DISCLOSURE:

Equity stocks of microcap companies carry greater risk, and more volatility than equity stocks of larger, more established companies. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.

The views in this report were those of the Fund managers as of June 30, 2019 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the International Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.

ACUITAS US MICROCAP FUND

PERFORMANCE CHART AND ANALYSIS (Unaudited)

JUNE 30, 2019

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas US Microcap Fund (the “Fund”) compared with the performance of the benchmark, Russell Microcap® Index (“Russell Microcap”), since inception. The Russell Microcap is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization. The total return of the Russell Microcap includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Microcap does not include expenses. The Fund is professionally managed, while the Russell Microcap is unmanaged and is not available for investment.

Comparison of Change in Value of a $100,000 Investment

Acuitas US Microcap Fund vs. Russell Microcap Index

Average Annual Total Returns Periods Ended June 30, 2019	One Year	Three Year	Since Inception 07/18/14
Acuitas US Microcap Fund	-9.68%	8.83%	6.89%
Russell Microcap® Index	-10.39%	11.19%	6.49%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 1.80% and 2.05%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.70% and 1.95% for Institutional and Investor Shares, respectively, through November 1, 2019 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (844) 805-5628.

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 97.9%
Consumer Discretionary - 6.7%
61,536	Aspen Group, Inc. (a)	$233,837
20,790	Carriage Services, Inc.	395,218
22,410	Chuy's Holdings, Inc. (a)	513,637
13,442	Conn's, Inc. (a)	239,537
17,483	CRA International, Inc.	670,123
63,200	Fluent, Inc. (a)	340,016
18,800	Fossil Group, Inc. (a)	216,200
12,900	Points International, Ltd. (a)	159,315
31,079	QuinStreet, Inc. (a)	492,602
103,471	TravelCenters of America, LLC (a)	374,565
17,200	Vera Bradley, Inc. (a)	206,400
7,952	Winmark Corp.	1,376,889
		5,218,339
Consumer Staples - 0.2%
5,700	Seneca Foods Corp., Class A (a)	158,631

Energy - 7.0%
6,638	CONSOL Energy, Inc. (a)	176,637
272,608	HighPoint Resources Corp. (a)	496,147
87,704	Midstates Petroleum Co., Inc. (a)	516,577
20,400	Montage Resources Corp. (a)	124,440
51,127	Natural Gas Services Group, Inc. (a)	843,595
21,700	North American Construction Group, Ltd.	234,360
92,700	Northern Oil and Gas, Inc. (a)	178,911
62,420	Par Pacific Holdings, Inc. (a)	1,280,858
204,787	Rosehill Resources, Inc. (a)	757,712
14,900	SandRidge Energy, Inc. (a)	103,108
28,500	SunCoke Energy, Inc. (a)	253,080
21,478	Unit Corp. (a)	190,939
58,800	W&T Offshore, Inc. (a)	291,648
		5,448,012
Financial Services - 18.5%
64,900	Ashford Hospitality Trust, Inc. REIT	192,753
36,310	B. Riley Financial, Inc.	757,427
18,326	Braemar Hotels & Resorts, Inc. REIT	181,427
25,680	Bryn Mawr Bank Corp.	958,378
33,300	Capstead Mortgage Corp. REIT	278,055
10,500	Central Valley Community Bancorp	225,435
12,600	ConnectOne Bancorp, Inc.	285,516
60,680	Donnelley Financial Solutions, Inc. (a)	809,471
10,700	Ellington Financial, Inc.	192,279
12,800	Enterprise Financial Services Corp.	532,480
21,500	Everi Holdings, Inc. (a)	256,495
6,800	Federal Agricultural Mortgage Corp., Class C	494,088
13,400	Financial Institutions, Inc.	390,610
19,900	First Defiance Financial Corp.	568,543
11,900	First Internet Bancorp	256,326
9,100	Flushing Financial Corp.	202,020
39,550	Fortress Transportation & Infrastructure Investors, LLC	597,205
7,500	FS Bancorp, Inc.	389,025
34,100	Global Medical REIT, Inc.	358,050
65,367	Great Elm Capital Corp.	568,693
23,200	Hallmark Financial Services, Inc. (a)	330,136
20,050	Horizon Bancorp	327,617
20,600	Luther Burbank Corp.	224,334
9,600	Methode Electronics, Inc.	274,272
22,665	Midland States Bancorp, Inc.	605,609
12,726	NMI Holdings, Inc., Class A (a)	361,291
30,820	Northrim BanCorp, Inc.	1,099,041
23,900	OFG Bancorp	568,103
9,100	Old Line Bancshares, Inc.	242,151

Shares	Security Description	Value
Financial Services - 18.5% (continued)
33,400	On Deck Capital, Inc. (a)	$138,610
25,600	OP Bancorp	277,504
2,321	Plymouth Industrial REIT, Inc.	43,960
13,987	Premier Financial Bancorp, Inc.	209,805
38,949	Pzena Investment Management, Inc., Class A	334,572
12,954	Ready Capital Corp. REIT	193,015
59,438	Syncora Holdings, Ltd. (a)	304,322
16,100	The First of Long Island Corp.	323,288
		14,351,906
Health Care - 20.3%
36,600	Akebia Therapeutics, Inc. (a)	177,144
16,748	Aldeyra Therapeutics, Inc. (a)	100,488
10,900	AngioDynamics, Inc. (a)	214,621
5,900	Anika Therapeutics, Inc. (a)	239,658
28,143	Apollo Endosurgery, Inc. (a)	91,465
21,822	AtriCure, Inc. (a)	651,168
14,886	Avedro, Inc. (a)	292,361
167,547	Avid Bioservices, Inc. (a)	938,263
117,500	BioDelivery Sciences International, Inc. (a)	546,375
14,618	BioLife Solutions, Inc. (a)	247,775
3,600	BioSpecifics Technologies Corp. (a)	214,956
5,357	BioTelemetry, Inc. (a)	257,939
24,100	Calithera Biosciences, Inc. (a)	93,990
16,501	Cardiovascular Systems, Inc. (a)	708,388
41,350	Castlight Health, Inc., Class B (a)	133,560
57,000	Catalyst Pharmaceuticals, Inc. (a)	218,880
15,200	Champions Oncology, Inc. (a)	119,016
16,400	ChemoCentryx, Inc. (a)	152,520
12,200	Codexis, Inc. (a)	224,846
14,600	Collegium Pharmaceutical, Inc. (a)	191,990
32,173	Cutera, Inc. (a)	668,555
20,300	Dicerna Pharmaceuticals, Inc. (a)	319,725
22,959	Electromed, Inc. (a)	125,126
38,000	Fluidigm Corp. (a)	468,160
131,216	Harvard Bioscience, Inc. (a)	262,432
32,316	IntriCon Corp. (a)	754,902
9,700	Kura Oncology, Inc. (a)	190,993
25,100	Lannett Co., Inc. (a)	152,106
8,300	MacroGenics, Inc. (a)	140,851
55,400	MEI Pharma, Inc. (a)	138,500
23,659	MiMedx Group, Inc. (a)	95,819
23,142	NeoGenomics, Inc. (a)	507,735
69,468	Pfenex, Inc. (a)	468,214
58,879	Quotient, Ltd. (a)	550,519
47,774	R1 RCM, Inc. (a)	600,997
7,700	Ra Pharmaceuticals, Inc. (a)	231,539
10,500	RadNet, Inc. (a)	144,795
4,747	Repligen Corp. (a)	408,005
41,385	SeaSpine Holdings Corp. (a)	548,351
60,985	Sientra, Inc. (a)	375,668
202,260	SIGA Technologies, Inc. (a)	1,148,837
32,971	STAAR Surgical Co. (a)	968,688
3,400	Surmodics, Inc. (a)	146,778
6,160	Veracyte, Inc. (a)	175,622
2,295	Vericel Corp. (a)	43,353
15,832	ViewRay, Inc. (a)	139,480
17,203	Xenon Pharmaceuticals, Inc. (a)	169,622
		15,760,775
Materials & Processing - 7.8%
23,519	AdvanSix, Inc. (a)	574,569
19,600	American Vanguard Corp.	302,036
21,592	BlueLinx Holdings, Inc. (a)	427,738

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares	Security Description	Value
Materials & Processing - 7.8% (continued)
9,600	Caesarstone, Ltd.	$144,288
7,980	Chase Corp.	858,967
17,700	Foundation Building Materials, Inc. (a)	314,706
14,483	Insteel Industries, Inc.	301,536
20,352	Interface, Inc.	311,996
101,969	Landec Corp. (a)	955,450
4,900	Lawson Products, Inc./DE (a)	179,977
9,400	LB Foster Co., Class A (a)	256,996
16,531	Northern Technologies International Corp.	404,183
13,174	Northwest Pipe Co. (a)	339,626
26,300	PGT Innovations, Inc. (a)	439,736
49,318	Venator Materials PLC (a)	260,892
		6,072,696
Producer Durables - 22.6%
17,064	Allied Motion Technologies, Inc.	646,726
14,500	American Outdoor Brands Corp. (a)	130,645
24,300	Argan, Inc.	985,608
12,000	Atkore International Group, Inc. (a)	310,440
7,400	Canadian Solar, Inc. (a)	161,542
10,500	Columbus McKinnon Corp.	440,685
27,700	Commercial Vehicle Group, Inc. (a)	222,154
39,900	DHT Holdings, Inc.	235,809
6,000	DXP Enterprises, Inc./TX (a)	227,340
13,148	GP Strategies Corp. (a)	198,272
125,375	Great Lakes Dredge & Dock Corp. (a)	1,384,140
15,434	Hamilton Beach Brands Holding Co., Class A	294,018
7,254	ICF International, Inc.	528,091
66,224	IES Holdings, Inc. (a)	1,248,322
26,366	Kornit Digital, Ltd. (a)	834,748
23,700	Limbach Holdings, Inc. (a)	215,670
6,700	Movado Group, Inc.	180,900
8,300	Napco Security Technologies, Inc. (a)	246,344
18,008	Patriot Transportation Holding, Inc. (a)	305,596
41,967	Perceptron, Inc. (a)	186,753
8,600	Powell Industries, Inc.	326,800
49,525	Radiant Logistics, Inc. (a)	304,083
27,460	Rosetta Stone, Inc. (a)	628,285
12,400	Select Interior Concepts, Inc., Class A (a)	144,460
8,500	SP Plus Corp. (a)	271,405
166,307	Sportsman's Warehouse Holdings, Inc. (a)	628,640
19,444	Systemax, Inc.	430,879
25,525	The Hackett Group, Inc.	428,565
29,147	The Manitowoc Co., Inc. (a)	518,817
23,300	Titan Machinery, Inc. (a)	479,514
40,982	UFP Technologies, Inc. (a)	1,705,261
9,100	Vectrus, Inc. (a)	369,096
9,962	Vishay Precision Group, Inc. (a)	404,756
4,900	VSE Corp.	140,581
13,100	Wabash National Corp.	213,137
11,736	WageWorks, Inc. (a)	596,071
53,600	Westport Fuel Systems, Inc. (a)	145,256
214,804	Yatra Online, Inc. (a)	803,367
		17,522,776
Technology - 13.7%
13,000	Agilysys, Inc. (a)	279,110
11,530	AstroNova, Inc.	297,935
12,758	CalAmp Corp. (a)	149,013
35,977	Carbon Black, Inc. (a)	601,535
89,400	Digital Turbine, Inc. (a)	447,000
19,207	eGain Corp. (a)	156,345
8,957	Five9, Inc. (a)	459,405
30,158	Ichor Holdings, Ltd. (a)	712,935

Shares	Security Description	Value
Technology - 13.7% (continued)
19,700	Kimball Electronics, Inc. (a)	$319,928
59,263	Leaf Group, Ltd. (a)	439,139
63,077	Limelight Networks, Inc. (a)	170,308
44,534	MiX Telematics, Ltd., ADR	669,346
14,853	Monotype Imaging Holdings, Inc.	250,124
23,138	Perficient, Inc. (a)	794,096
91,801	Photronics, Inc. (a)	752,768
26,967	PlayAGS, Inc. (a)	524,508
21,204	QAD, Inc., Class A	852,613
32,300	Sapiens International Corp. NV	536,826
72,100	The Meet Group, Inc. (a)	250,908
48,500	The Rubicon Project, Inc. (a)	308,460
34,662	TrueCar, Inc. (a)	189,255
18,900	Ultra Clean Holdings, Inc. (a)	263,088
14,271	Upland Software, Inc. (a)	649,759
13,000	Veeco Instruments, Inc. (a)	158,860
42,200	Zix Corp. (a)	383,598
		10,616,862
Utilities - 1.1%
12,600	AquaVenture Holdings, Ltd. (a)	251,622
94,100	Atlantic Power Corp. (a)	227,722
22,578	Boingo Wireless, Inc. (a)	405,727
		885,071
Total Common Stock (Cost $72,822,599)		76,035,068
Money Market Fund - 2.0%
1,522,145	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 2.26% (b)
	(Cost $1,522,145)	1,522,145
Investments, at value - 99.9% (Cost $74,344,744)		$77,557,213
Other Assets & Liabilities, Net - 0.1%		105,906
Net Assets - 100.0%		$77,663,119

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$76,035,068
Level 2 - Other Significant Observable Inputs	1,522,145
Level 3 - Significant Unobservable Inputs	–
Total	$77,557,213

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Consumer Discretionary	6.7%
Consumer Staples	0.2%
Energy	7.0%
Financial Services	18.5%
Health Care	20.3%
Materials & Processing	7.8%
Producer Durables	22.6%
Technology	13.7%
Utilities	1.2%
Money Market Fund	2.0%
100.0%

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2019

ASSETS
Investments, at value (Cost $74,344,744)	$77,557,213
Receivables:
Fund shares sold	158,979
Investment securities sold	430,942
Dividends	47,544
Prepaid expenses	25,129
Total Assets	78,219,807

LIABILITIES
Payables:
Investment securities purchased	432,240
Accrued Liabilities:
Investment adviser fees	68,325
Trustees’ fees and expenses	1,481
Fund services fees	14,209
Other expenses	40,433
Total Liabilities	556,688

NET ASSETS	$77,663,119

COMPONENTS OF NET ASSETS
Paid-in capital	$77,710,665
Distributable earnings	(47,546)
NET ASSETS	$77,663,119

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	7,730,001

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $77,663,119)	$10.05

*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

STATEMENT OF OPERATIONS

YEAR ENDED JUNE 30, 2019

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3,211)	$851,814
Total Investment Income	851,814

EXPENSES
Investment adviser fees	1,295,098
Fund services fees	199,285
Shareholder service fees	92,373
Custodian fees	26,073
Registration fees	18,141
Professional fees	44,330
Trustees' fees and expenses	9,509
Other expenses	47,245
Total Expenses	1,732,054
Fees waived	(159,221)
Net Expenses	1,572,833

NET INVESTMENT LOSS	(721,019)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	6,624,148
Foreign currency transactions	(3)
Net realized gain	6,624,145
Net change in unrealized appreciation (depreciation) on:
Investments	(17,327,023)
Foreign currency translations	9
Net change in unrealized appreciation (depreciation)	(17,327,014)
NET REALIZED AND UNREALIZED LOSS	(10,702,869)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,423,888)

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended June 30,
	2019	2018
OPERATIONS
Net investment loss	$(721,019)	$(888,475)
Net realized gain	6,624,145	10,834,970
Net change in unrealized appreciation (depreciation)	(17,327,014)	5,420,770
Increase (Decrease) in Net Assets Resulting from Operations	(11,423,888)	15,367,265

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(16,940,075)	(3,399,933)*
Total Distributions Paid	(16,940,075)	(3,399,933)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	17,861,183	14,489,617
Reinvestment of distributions:
Institutional Shares	16,893,918	3,399,574
Redemption of shares:
Institutional Shares	(37,069,514)	(9,207,906)
Redemption fees:
Institutional Shares	2,330	219
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,312,083)	8,681,504
Increase (Decrease) in Net Assets	(30,676,046)	20,648,836

NET ASSETS
Beginning of Year	108,339,165	87,690,329
End of Year	$77,663,119	$108,339,165 **
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,699,846	1,094,290
Reinvestment of distributions:
Institutional Shares	1,799,139	257,543
Redemption of shares:
Institutional Shares	(3,412,468)	(686,187)
Increase in Shares	86,517	665,646

*	Distribution was the result of net realized gains at June 30, 2018.
**	Includes accumulated net investment loss of $(47,511) at June 30, 2018. The requirement to disclose the corresponding amount as of June 30, 2019 was eliminated.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

					July 18, 2014 (a)
	For the Years Ended June 30,				Through
	2019	2018	2017	2016	June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$14.17	$12.57	$10.38	$11.27	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.09)	(0.12)	(0.09)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	(1.46)	2.19	2.39	(0.41)	1.34
Total from Investment Operations	(1.55)	2.07	2.30	(0.49)	1.27

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(2.57)	(0.47)	(0.11)	(0.40)	–
Total Distributions to Shareholders	(2.57)	(0.47)	(0.11)	(0.40)	–

REDEMPTION FEES(b)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
NET ASSET VALUE, End of Period	$10.05	$14.17	$12.57	$10.38	$11.27
TOTAL RETURN	(9.68)%	16.77%	22.21%	(4.27)%	12.70	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$77,663	$108,339	$87,690	$66,156	$37,823
Ratios to Average Net Assets:
Net investment loss	(0.78)%	(0.91)%	(0.78)%	(0.80)%	(0.74	)%(e)
Net expenses	1.70%	1.70%	1.70%	1.70%	1.70	%(e)
Gross expenses (f)	1.87%	1.80%	1.86%	2.04%	2.37	%(e)
PORTFOLIO TURNOVER RATE	108%	48%	50%	52%	58	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

Note 1. Organization

Acuitas International Small Cap Fund and Acuitas US Microcap Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investors Shares. As of June 30, 2019, Investor Shares had not commenced operations. Each Fund seeks capital appreciation. Each Fund commenced operations on July 18, 2014.

Note 2. Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the“Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of June 30, 2019, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – The Acuitas International Small Cap Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2019, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Funds, if any, are reflected on the Statements of Changes in Net Assets.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Note 3. Fees and Expenses

Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.20% and 1.40% of the average daily net assets of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively.

Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets managed by each subadviser, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.

Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2019, for Acuitas International Small Cap Fund. The Adviser has also contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.70% and Investor Shares to 1.95% through November 1, 2019, for Acuitas US Microcap Fund. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the year ended June 30, 2019, the fees waived and/or reimbursed expenses were as follows:

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived and Expenses Reimbursed
Acuitas International Small Cap Fund	$239,191	$26,407	$265,598
Acuitas US Microcap Fund	136,804	22,417	159,221

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2019, $690,799 and $329,194 are subject to recapture by the Adviser for the Acuitas International Small Cap Fund and the Acuitas US Microcap Fund, respectively. Other waivers are not eligible for recoupment.

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended June 30, 2019, were as follows:

	Purchases	Sales
Acuitas International Small Cap Fund	$27,670,816	$67,804,599
Acuitas US Microcap Fund	98,597,431	117,287,851

Note 6. Federal Income Tax

As of June 30, 2019, the cost for federal income tax purposes and the components of net unrealized appreciation (depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Acuitas International Small Cap Fund	$1,160,426	$84,188	$(148,391)	$(64,203)
Acuitas US Microcap Fund	75,312,123	10,184,508	(7,939,418)	2,245,090

Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Acuitas International Small Cap Fund
2019	$532,942	$–	$532,942
2018	2,541,258		2,541,258
Acuitas US Microcap Fund		–
2019	335,697	16,604,378	16,940,075
2018	–	3,399,933	3,399,933

As of June 30, 2019, distributable earnings on a tax basis were as follows:

	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
Acuitas International Small Cap Fund	$–	$(4,685,120)	$(63,898)	$(4,749,018)
Acuitas US Microcap Fund	43,104	(2,335,749)	2,245,099	(47,546)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to post-October losses, capital loss carryover, investments in passive foreign investment companies (“PFIC”) and wash sales in the Acuitas International Small Cap Fund and investments in PFICs, equity return of capital, partnerships, real estate investment trusts, post-October losses and late year ordinary losses and wash sales in the Acuitas US Microcap Fund.

As of June 30, 2019, the Acuitas International Small Cap Fund had $1,267,202 of available short-term capital loss carryforwards and $219,848 of available long-term capital loss carryforwards that have no expiration date.

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

For tax purposes, the current year post-October loss was $3,198,070 and $2,013,313 for Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively, (realized during the period November 1, 2018 through June 30, 2019), and the current deferred late year ordinary loss was $322,436 for Acuitas US Microcap Fund (realized during the period January 1, 2019 through June 30, 2019). These losses will be recognized for tax purposes on the first business day of the Funds’ next fiscal year, July 1, 2019.

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2019. The following reclassifications were the result of taxable overdistribution and net investment losses in the Acuitas International Small Cap Fund and unused net investment losses in the Acuitas US Microcap Fund and have no impact on the net assets of each Fund.

	Distributable Earnings	Paid-in-Capital
Acuitas International Small Cap Fund	$258,499	$(258,499)
Acuitas US Microcap Fund	201,600	(201,600)

Note 7. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted and the Funds have adopted ASU 2018-13 within these financial statements.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification,” which includes: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These changes were effective November 5, 2018. These amendments are reflected in the Funds' financial statements for the year ended June 30, 2019.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II

and the Shareholders of Acuitas International Small Cap Fund
and Acuitas US Microcap Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, each a series of shares of beneficial interest in Forum Funds II (the “Funds”), including the schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from July 18, 2014 (commencement of operations) through June 30, 2015, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the four-year period then ended and for the period from July 18, 2014 (commencement of operations) through June 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.

Philadelphia, Pennsylvania

August 26, 2019

ACUITAS FUNDS

ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2019

Investment Advisory Agreement Approval

Acuitas International Small Cap Fund (“Small Cap Fund”) and Acuitas US Microcap Fund (“Microcap Fund”) (together, the “Funds”)

At the June 14, 2019 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Funds (the “Advisory Agreement”) and the subadvisory agreements between the Adviser and each of Falcon Point Capital, LLC and Global Alpha Capital Management (each a “Subadviser”) (the “Subadvisory Agreements”).

In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and each Subadviser to a letter circulated on the Board's behalf concerning the personnel, operations, financial condition, performance, compensation, and services provided to the Funds by the Adviser and each of the respective Subadvisers. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator, Apex Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.

At the June meeting, the Board reviewed, among other matters, the topics discussed below.

Nature, Extent and Quality of Services

Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and each Subadviser with principal responsibility for the Funds’ investments; the investment philosophy and decision-making process of the Adviser’s and Subadvisers’ investment professionals; the quality of the Adviser’s and Subadvisers’ services with respect to regulatory compliance; and the Adviser’s and each Subadviser’s representations that each firm is in stable financial condition to allow each firm to provide quality advisory services to the Funds.

The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the Subadvisory Agreements with the Subadvisers. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreements.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund and the Adviser’s discussion of the performance of each of the Subadvisers, the Board reviewed the performance of the Microcap Fund and Small Cap Fund compared to their respective benchmarks.

The Board observed that the Microcap Fund outperformed the Russell Microcap Index, the Microcap Fund’s primary benchmark index, for the one-year period ended March 31, 2019, and for the period since the Microcap Fund’s inception on July 18, 2014. The Board observed that the Microcap Fund underperformed its primary benchmark index for the three-year period ended March 31, 2019. The Board observed that the Small Cap Fund underperformed the FTSE Global Small Cap ex-US Index, the Small Cap Fund’s primary benchmark index, for the one- and three-year periods ended March 31, 2019, and for the period since the Small Cap Fund’s inception on July 18, 2014. The Board also considered each Fund’s performance relative to independent peer groups of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) as having characteristics similar to those of the respective Funds. Based on information presented by Broadridge, the Board observed that the Microcap Fund performed at the median of the Broadridge peers for the one-year period ended March 31, 2019, and outperformed the median of the Broadridge peers for the three- year period ended March 31, 2019. The Board observed that the Small Cap Fund underperformed the median of its Broadridge peers for the one- and three-year periods ended March 31, 2019.

ACUITAS FUNDS

ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2019

The Board noted the Adviser’s representation that the Microcap Fund’s underperformance relative to the benchmark index over the three-year period could be attributed, in part, to the Microcap Fund’s sector allocations, which detracted from performance by offsetting some of the value added from stock selection. The Board noted the Adviser’s representation that the Small Cap Fund’s underperformance relative to the benchmark index and peer group could be attributed, in part, to stock selection and the Small Cap Fund’s value bias in a market environment that favored growth managers over the past several years. The Board also noted the Adviser’s representation that underperformance was mainly driven by a single subadviser, whose value-biased strategy underperformed, at least in part, as a result of the aforementioned stylistic headwinds, and that the subadviser had since been terminated from the Small Cap Fund. The Board noted further the Adviser’s representation that it remained confident in its remaining Subadviser.

The Board also noted the Adviser’s representation that the Broadridge peer groups were not an optimal representation of the Funds’ investment strategies from a performance comparison standpoint because the funds within the peer groups were not necessarily multi-manager, multi-strategy funds, like the Funds. At the request of the Adviser, the Board reviewed performance of each Fund compared to the performance of peer groups of funds identified by the Adviser as being a more optimal comparison to the Funds (the “Comparable Funds”). The Board observed that the Microcap Fund outperformed the average of its peer group of Comparable Funds for the one- and three-year periods ended March 31, 2019. The Board also observed that the Small Cap Fund underperformed the average of its peer group of Comparable Funds for the one- and three-year periods ended March 31, 2019, however, the Board observed that the Small Cap Fund’s performance was more closely aligned with the performance of the Small Cap Fund’s Comparable Funds than the performance of the Broadridge peers.

The Board also evaluated the Adviser's assessment of each Subadviser’s performance. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating each Fund’s assets among Subadvisers on an ongoing basis in order to achieve the applicable Fund’s investment objective. In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to evaluate the individual performance achieved by each Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing, among other applicable considerations, the Board concluded that each Fund and their respective shareholders could benefit from the Adviser’s management under the Advisory Agreement.

Compensation

The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds’ Broadridge peers. The Board noted that, based on the information provided by Broadridge, the actual advisory fee rate and actual total expense ratio for the Small Cap Fund was each higher than the median of its Broadridge peers, though the Board observed that actual advisory fee rates for most of the Broadridge peers, including the Small Cap Fund, were within a close range. The Board noted that, based on the information provided by Broadridge, the actual advisory fee rate and actual total expense ratio for the Microcap Fund were each higher than the median of its Broadridge peers. The Board noted the Adviser’s representation that the Microcap Fund’s Broadridge peers are heavily weighted toward small cap managers, which offer lower fees than microcap managers, which could account for some of the variance in the fee and expense comparison. Finally, the Board noted the Adviser’s representation that many of the funds listed in the respective Broadridge peer groups did not operate pursuant to a multi-manager structure and that, unlike the peers in the Broadridge peer group, the Adviser paid each of the Subadvisers directly from the advisory fee paid to the Adviser such that the fees and expenses of the Broadridge peers were not directly comparable. Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to each Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. The Board noted that the Adviser does not maintain separate profit and loss data by account, making it difficult to assess costs incurred specific to providing services to the

ACUITAS FUNDS

ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2019

Funds. The Board did note the Adviser’s representation that the operation of the Funds was more complex from a compliance and oversight perspective and drew more resources than the firm’s other business. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser. The Board also noted the Adviser’s representation that the Adviser continues to pay its subadvisers directly from the Adviser’s advisory fees and that the Adviser continued to subsidize the operation of the Funds by waiving its advisory fee and reimbursing expenses to the extent necessary to keep the Funds’ total expense ratios at competitive levels.

The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their relationships with the Funds, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Funds and that the Adviser, and not the Funds, was responsible for paying the subadvisory fee due under each Subadvisory Agreement.

Economies of Scale

The Board considered whether the Funds are benefitting, or would benefit in the future, from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Funds were benefitting from expenses subsidized by the Adviser. The Board noted the Adviser’s representation that, although the Funds could benefit from economies of scale as assets grow, the Adviser was not proposing breakpoints in the advisory fee at this time. The Board also considered whether the Funds would benefit from any economies of scale with respect to the Subadvisory Agreements. In this respect, the Board noted that there were no breakpoints in the Subadvisory Agreements and that such breakpoints were likely to benefit the Adviser, rather than the Funds, because the Adviser pays the subadvisory fees directly from the Adviser’s advisory fee. Based on the foregoing representations and the size of the Funds, among other relevant considerations, the Board concluded that economies of scale were not a material factor in approving the continuation of the Advisory Agreement or Subadvisory Agreements.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other relevant considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Funds are multi- manager Funds, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Funds’ investment objectives, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreements be renewed and to the Adviser’s representation that the reappointment of the Subadvisers would positively contribute to the Adviser’s successful execution of each Fund’s overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement and each Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and each Subadvisory Agreement.

Acuitas US Microcap Fund (the “Fund”) – ClariVest Asset Management, LLC

At the March 26, 2019 Board meeting (“March meeting”), the Board, including the Independent Trustees, considered the approval of a new investment subadvisory agreement between the Adviser and ClariVest Asset Management, LLC (“ClariVest”) pertaining to the Fund (the “Subadvisory Agreement”). The Subadvisory Agreement was being considered in connection with the anticipated termination of the original subadvisory agreement between ClariVest and the Adviser (“Original Agreement”) due to a strategic transaction between ClariVest and its minority owner, Eagle Asset Management, Inc. (“Eagle”), whereby Eagle would acquire the remaining voting interest in ClariVest and ClariVest would become a wholly owned subsidiary of Eagle (the “Transaction”). The

ACUITAS FUNDS

ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2019

Subadvisory Agreement is identical to the Original Agreement, except for the effective date. The Transaction is expected to result in a change in control of ClariVest, and thus, a termination of the Original Agreement. In preparation for its deliberations, the Board requested and reviewed written responses from ClariVest to a due diligence questionnaire circulated on the Board’s behalf concerning ClariVest’s personnel, operations, financial condition, and performance, and the services to be provided by ClariVest.

The Board recognized that the evaluation process with respect to ClariVest was an ongoing one and, in this regard, the Board further recognized that information was provided by ClariVest at regularly scheduled meetings during the past year, including, among other things, information concerning the performance of the portion of the Fund for which ClariVest provided subadvisory services (the “Managed Portion”). In evaluating the Subadvisory Agreement for the Fund, the Board discussed the materials with Independent Legal Counsel and, as necessary, with the Fund’s administrator, Atlantic Fund Services. During its deliberations, the Board received oral presentations from the Adviser and was assisted by the advice of Independent Legal Counsel.

At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services proposed to be provided to the Fund by the Adviser and ClariVest, including information on the investment performance of the Fund and ClariVest; (2) the costs of the services to be provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits to be received by the Adviser and ClariVest from their respective relationships with the Fund.

Nature, Extent and Quality of Services

The Board received a presentation from senior representatives of the Adviser and discussed ClariVest personnel, operations and financial condition. In this context, the Board considered the adequacy of ClariVest’s resources and the quality of services to be provided by ClariVest under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at ClariVest who, as ClariVest employees had, and under the Subadvisory Agreement would continue to have, responsibility for the Managed Portion. The Board considered the Adviser’s representation that the portfolio managers of ClariVest who were responsible for the Managed Portion would continue in that role as portfolio managers at ClariVest and noted that, since 2014, the same portfolio managers had provided such services to the Fund. The Board considered the investment philosophy and decision-making process of ClariVest and the capability and integrity of ClariVest’s senior management and staff. The Board also evaluated the anticipated quality of ClariVest’s services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation with respect to ClariVest. The Board also noted ClariVest’s representation that it is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by ClariVest under the Subadvisory Agreement.

Performance

The Board considered the historical performance of the proposed portfolio managers of ClariVest in managing the Fund, including in particular, the Adviser’s evaluation of the performance ClariVest achieved for the Managed Portion, as provided to the Board by ClariVest at a meeting of the Board held on June 15, 2018. Based on the Adviser’s evaluation of ClariVest’s performance and other relevant facts and circumstances, the Board concluded that ClariVest’s proposed management of the Managed Portion of the Fund could benefit the Fund and its shareholders.

Compensation

The Board reviewed ClariVest’s proposed compensation for providing subadvisory services to the Fund and noted that the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board thus did not focus on information regarding the proposed compensation to be paid to ClariVest as a result of its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and ClariVest with respect to the negotiation of the subadvisory fee rate that would apply to ClariVest. The Board, however, did note that the compensation to be received by ClariVest under the Subadvisory Agreement would be no greater than the compensation that ClariVest received under the prior subadvisory agreement. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.

ACUITAS FUNDS

ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2019

The Board considered that the advisory agreement between the Trust and the Adviser relating to the Fund had been most recently considered and renewed on June 15, 2018.The Board recalled that the actual advisory fee rate and the actual total expense ratio of the Fund had been compared to fees and expenses of other similarly managed mutual funds and the Board specifically considered that the Adviser’s advisory fee rate and total expense ratio for the Fund were each higher than the median of its Broadridge peers. The Board noted the Adviser’s representation that the Fund’s Broadridge peers are heavily weighted toward small cap managers, which offer lower fees than microcap managers, which could account for some of the variance in the fee and expense comparison.

The Board also recalled noting that it is difficult to make meaningful comparisons of the Fund’s actual advisory fee rate and expense ratio to those of their respective peers due to, among other things, variations between the services provided by the Adviser to the Fund and those provided to the Broadridge peer group of funds by their advisers. Finally, the Board recalled the Adviser’s representation that several of the funds listed in the respective Broadridge peer groups did not operate pursuant to a multi-manager structure and that, unlike the peers in the Broadridge peer group, the Adviser paid each of the Subadvisers directly from the advisory fee paid to the Adviser such that the fees and expenses of the Broadridge peers were not directly comparable. After consideration of these matters, the Board concluded that the subadvisory fee rate negotiated by the Adviser and ClariVest was not excessive.

Cost of Services and Profitability

The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory Agreement. The Board thus did not focus on information regarding the costs of services provided or profits to be realized by ClariVest from its relationship with the Fund. The Board concluded that ClariVest’s projected profitability was not a material factor in determining whether or not to approve the Subadvisory Agreement.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The Board determined that because the Adviser, and not the Fund, pays the subadvisory fee, shareholders would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.

Other Benefits

The Board noted ClariVest’s representation that it would not receive significant ancillary benefits as a result of its relationship with the Fund. As a result, the Board concluded that other benefits accrued by ClariVest were not a material factor in approving the Subadvisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objectives, the Board gave significant weight to the Adviser’s recommendation that ClariVest be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of ClariVest would positively contribute to the Adviser’s successfully executing the overall strategy of the Fund. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.

ACUITAS FUNDS

ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2019

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Acuitas International Small Cap Fund
Actual	$1,000.00	$1,110.55	$7.85	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50	1.50%
Acuitas US Microcap Fund
Actual	$1,000.00	$1,110.49	$8.90	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50	1.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Acuitas International Small Cap Fund designates 54.76% of its income dividends as qualifying for the qualified dividend rate (QDI) as defined in section 1(h)(11) of the Code. The Acuitas US Microcap Fund designates 100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% as QDI. The Acuitas US Microcap Fund also designates 100.00% of its income dividends as short term capital dividends exempt from U.S. tax for foreign shareholders (QSD).

ACUITAS FUNDS

ADDITIONAL INFORMATION (Unaudited)

JUNE 30, 2019

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Acuitas US Microcap Fund designated $16,604,378 as long-term capital gain dividends.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 805-5628.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor), since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm), 1998- 2008.	2	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy), since 2017; independent consultant providing interim CFO services, principally to non-profit organizations, 2011-2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University from 2009-2012.	2	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, U.S. Global Investors Funds.
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors (a registered investment adviser), 1996- 2010.	2	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, U.S. Global Investors Funds.
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	Director, Apex since 2008.	2	Trustee, Forum Funds, Trustee, U.S. Global Investors Funds.

(1)	Stacey E. Hong is treated as interested persons of the Trust, as defined in the 1940 Act, due to their current or prior affiliation with Apex. Apex is a wholly owned subsidiary of Apex US Holdings LLC.

ACUITAS FUNDS

ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2019

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex since 2008.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Apex since 2008.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti- Money Laundering Compliance Officer	Since 2014	Counsel, Apex since 2014.
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Apex since 2008.
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Apex since 2008.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex since 2013.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex since 2013.
Carlyn Edgar Born: 1963	Chief Compliance Officer	Since 2013	Senior Vice President, Apex since 2008.

FOR MORE INFORMATION

Investment Adviser

Acuitas Investments, LLC

520 Pike Street, Suite 1221

Seattle, WA 98101

www.acuitasinvestments.com

Transfer Agent

Apex Fund Services

P.O. Box 588

Portland, ME 04112

www.apexfundservices.com

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

Acuitas International Small Cap Fund

Acuitas US Microcap Fund

P.O. Box 588

Portland, ME 04112

(844) 805-5628

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus,which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

220-ANR-0619

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted         a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,500 in 2018 and $31,500 in 2019.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2018 and $0 in 2019.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2018 and $6,000 in 2019.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2018 and $0 in 2019.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2018 and $0 in 2019.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 27, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 27, 2019